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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report for the Calendar Year or Quarter Ended June 30, 2005

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

     Stephen W. Kidder
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes    60 State Street   Boston,     MA        02109
--------------------------------------------------------------------------------
Business Address          (Street)          (City)      (State)   (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

--------------------------------------------------------------------------------

----------------------------------- ATTENTION ----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 12th day of August, 2005.

                                    Stephen W. Kidder
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)


                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:     Name:                            13F File No.:
1. Brian C. Broderick           28-11136          6. Kurt F. Somerville            28-10379
-----------------------------   ---------------   ------------------------------   ----------------
2. Michael B. Elefante          28-06281          7.
-----------------------------   ---------------   ------------------------------   ----------------
3. Timothy F. Fidgeon           28-06169          8.
-----------------------------   ---------------   ------------------------------   ----------------
4. Roy A. Hammer                28-5798           9.
-----------------------------   ---------------   ------------------------------   ----------------
5. Michael J. Puzo              28-06165          10.
-----------------------------   ---------------   ------------------------------   ----------------

----------
* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF:   JUNE 30, 2005                  FORM 13F   SEC FILE # STEPHEN W. KIDDER/

                                                                                        ITEM 6:                     ITEM 8:
                                                                           ITEM 5:     INVESTMENT              VOTING AUTHORITY
                                                   ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             ------------------
          ITEM 1:                     ITEM 2:       CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)    (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS    NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE  SHARED  NONE
-------------------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  ------  ----
ABBOTT LABS                      COMMON STOCK     002824100       417565       8520             xx                    8520

AMAZON NOTE CONV SUB DEB         CONV. CORPORATE
                                 BONDS            023135AF3       517050     540000             xx                  540000

AMGEN INC.                       COMMON STOCK     031162100       843115      13945             xx                   13945

ANALOG DEVICES, INC.             COMMON STOCK     032654105       331313       8880             xx                    8880

APPLIED MICRO CIRCUITS CORP      COMMON STOCK     03822W109        56300      21992             xx                   21992

APTARGROUP INC                   COMMON STOCK     038336103       353060       6950             xx                    6950

AUTOMATIC DATA PROCESSING        COMMON STOCK     053015103       640882      15270             xx                   15270

AVERY DENNISON CORP.             COMMON STOCK     053611109       217136       4100             xx                    4100

BP PLC ADR                       COMMON STOCK     055622104      1029956      16511             xx                   16511

BANK OF AMERICA CORP.            COMMON STOCK     060505104       225770       4950             xx                    4950

BEA SYSTEMS INC.                 CORPORATE BONDS  073325AD4       637813     650000             xx                  650000

BIOMET INC                       COMMON STOCK     090613100       277733       8020             xx                    8020

CANADIAN NATIONAL RAILWAY CO.    COMMON STOCK     136375102       489967       8499             xx                    8499

CATERPILLAR INC                  COMMON STOCK     149123101       381240       4000             xx                    4000

CHEVRON CORP.                    COMMON STOCK     166764100       288547       5160             xx                    5160

CHUBB CORPORATION                COMMON STOCK     171232101       226010       2640             xx                    2640

                                                                         PAGE: 2
AS OF:   JUNE 30, 2005                  FORM 13F   SEC FILE # STEPHEN W. KIDDER/

                                                                                        ITEM 6:                     ITEM 8:
                                                                           ITEM 5:     INVESTMENT              VOTING AUTHORITY
                                                   ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             ------------------
          ITEM 1:                     ITEM 2:       CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)    (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS    NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE  SHARED  NONE
-------------------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  ------  ----
E I DU PONT DE NEMOURS &
CO.                              COMMON STOCK     263534109       289457       6730             xx                    6730

E M C CORP.                      COMMON STOCK     268648102       348988      25455             xx                   25455

EMERSON ELECTRIC CO.             COMMON STOCK     291011104       407095       6500             xx                    6500

ENCANA CORP.                     COMMON STOCK     292505104       851185      21500             xx                   21500

EXXON MOBIL CORP.                COMMON STOCK     30231G102      1968577      34254             xx                   34254

GENERAL ELECTRIC CO.             COMMON STOCK     369604103      2243310      64742             xx                   64742

GILLETTE COMPANY                 COMMON STOCK     375766102       227835       4500             xx                    4500

HEWLETT PACKARD CO               COMMON STOCK     428236103       232749       9900             xx                    9900

INTEL CORPORATION                COMMON STOCK     458140100      2129087      81825             xx                   81825

IVAX CORP                        CORPORATE BONDS  465823AG7       773063     775000             xx                  775000

JEFFERSON-PILOT CORP.            COMMON STOCK     475070108      1255660      24904             xx                   24904

JOHNSON & JOHNSON                COMMON STOCK     478160104      1792700      27580             xx                   27580

KOPIN                            COMMON STOCK     500600101       103607      20315             xx                   20315

MERCK & CO INC.                  COMMON STOCK     589331107       737814      23955             xx                   23955

MICROSOFT CORP.                  COMMON STOCK     594918104       634910      25560             xx                   25560

NOKIA CORP ADR A                 COMMON STOCK     654902204       335712      20175             xx                   20175

NORTEL NETWORKS CORP COM         COMMON STOCK     656568102        29754      11400             xx                   11400

PEPSICO INC.                     COMMON STOCK     713448108       213024       3950             xx                    3950

                                                                         PAGE: 3
AS OF:   JUNE 30, 2005                  FORM 13F   SEC FILE # STEPHEN W. KIDDER/

                                                                                        ITEM 6:                     ITEM 8:
                                                                           ITEM 5:     INVESTMENT              VOTING AUTHORITY
                                                   ITEM 3:     ITEM 4:    SHARES OR    DISCRETION             ------------------
          ITEM 1:                     ITEM 2:       CUSIP    FAIR MARKET  PRINCIPAL  -------------   ITEM 7:   (A)    (B)    (C)
       NAME OF ISSUER             TITLE OF CLASS    NUMBER      VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE  SHARED  NONE
-------------------------------  ---------------  ---------  -----------  ---------  ---  ---  ---  --------  ----  ------  ----
PFIZER INC.                      COMMON STOCK     717081103       408046      14795             xx            1      14795

PROCTER & GAMBLE CO.             COMMON STOCK     742718109      1181600      22400             xx                   22400

ROCKWELL AUTOMATION INC          COMMON STOCK     773903109       204582       4200             xx                    4200

ROCKWELL COLLINS INC.            COMMON STOCK     774341101       200256       4200             xx                    4200

J M SMUCKER CO NEW               COMMON STOCK     832696405       372000       7925             xx                    7925

TARGET CORP                      COMMON STOCK     87612E106       269330       4950             xx                    4950

3 M COMPANY                      COMMON STOCK     88579Y101       676005       9350             xx                    9350

WYETH                            COMMON STOCK     983024100       391600       8800             xx                    8800

TOTAL:                                                        25,211,403